Average Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Value Fund	Sep. 28, 2024
Fidelity Small Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.74%
Past 5 years	13.67%
Past 10 years	8.70%
Fidelity Small Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.23%
Past 5 years	12.30%
Past 10 years	6.53%
Fidelity Small Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.42%
Past 5 years	10.68%
Past 10 years	6.41%
RS015
Average Annual Return:
Past 1 year	14.65%
Past 5 years	10.00%
Past 10 years	6.76%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%